UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL            January 6, 2009
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            49

Form 13F Information Table Value Total:      $140,842
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
DOW CHEMICAL Total                         C    260543103        0            28  SH         SOLE                                 28
DREYFUS INTERNATIONAL EQUITY FUND
    CLASS A Total                          M    26201F108        4           195  SH         SOLE                                195
DREYFUS S&P STARS OPPORTUNITIES FUND
    CLASS A Total                          M    26202X603        7           488  SH         SOLE                                488
FEDERATED PRIME CASH SERIES FUND Total    MM    147551105    2,407     2,407,367  SH         SOLE                          2,407,367
FEDERATED US TREASURY CASH RESERVES
    FUND INSTITUTIONAL CLASS Total        MM    60934N682    1,806     1,805,863  SH         SOLE                          1,805,863
GLOBAL INDUSTRIES LTD Total                C    379336100                     44  SH         SOLE                                 44
ISHARES COMEX GOLD TR ISHARES Total      ETF    464285105      126         1,456  SH         SOLE                              1,456
ISHARES IBOXX INVESTOP INVESTMENT
    GRADE CORP BD FD Total               ETF    464287242      139         1,364  SH         SOLE                              1,364
ISHARES MSCI EAFE INDEX FUND Total       ETF    464287465    4,591       102,334  SH         SOLE                            102,334
ISHARES MSCI PACIFIC EX-JAPAN INDEX
    FUND Total                           ETF    464286665       78         2,979  SH         SOLE                              2,979
ISHARES RUSSELL 1000 INDEX FUND Total    ETF    464287622       21           427  SH         SOLE                                427
ISHARES RUSSELL 2000 INDEX FUND Total    ETF    464287655    4,623        93,893  SH         SOLE                             93,893
ISHARES RUSSELL 2000 VALUE INDEX FUND
    Total                                ETF    464287630    8,420       171,233  SH         SOLE                            171,233
ISHARES S&P 500 INDEX FD Total           ETF    464287200   24,412       270,314  SH         SOLE                            270,314
ISHARES S&P GLOBAL ENERGY SECTOR
    INDEX FUND Total                     ETF    464287341    1,173        40,094  SH         SOLE                             40,094
ISHARES S&P GLOBAL TECHNOLOGY SECTOR
    INDEX FUND Total                     ETF    464287291       16           427  SH         SOLE                                427
ISHARES S&P GROWTH INDEX FD Total        ETF    464287309      350         7,789  SH         SOLE                              7,789
ISHARES S&P MIDCAP 400 GROWTH INDEX
    FD Total                             ETF    464287606        7           119  SH         SOLE                                119
ISHARES S&P NATIONAL Total               ETF    464288414       39           396  SH         SOLE                                396
ISHARES S&P SMALLCAP 600 GROWTH INDEX
    FD Total                             ETF    464287887        7           160  SH         SOLE                                160
ISHARES S&P VALUE INDEX FD Total         ETF    464287408    4,626       102,398  SH         SOLE                            102,398
ISHARES SILVER TRUST Total               ETF    46428Q109       13         1,134  SH         SOLE                              1,134
ISHARES TR BARCLAYS 1-3 YR TREAS
    INDEX FD Total                       ETF    464287457    3,850        45,482  SH         SOLE                             45,482
ISHARES TR BARCLAYS 20+ TREAS BD FD
    Total                                ETF    464287432    2,170        18,180  SH         SOLE                             18,180
ISHARES TR BARCLAYS 7-10 YR TRES
    INDEX FD Total                       ETF    464287440    1,890        19,185  SH         SOLE                             19,185
ISHARES TR BARCLAYS TIPS BD FD
    PROTECTED SECS FD Total              ETF    464287176    8,376        84,403  SH         SOLE                             84,403
ISHARES TR BARCLAYS US AGGREGATE BD
    FD Total                             ETF    464287226   40,778       391,341  SH         SOLE                            391,341
ISHARES TR COHEN & STEERS REALTY
    MAJORS INDEX FD Total                ETF    464287564      629        14,233  SH         SOLE                             14,233
ISHARES TR DOW JONES SELECT DIV INDEX
    FD Total                             ETF    464287168   10,200       247,039  SH         SOLE                            247,039
ISHARES TR FTSE XNHUA IDX Total          ETF    464287184       23           783  SH         SOLE                                783
ISHARES TRUST ISHARES MSCI VALUE
    INDEX FUND Total                     ETF    464288877    7,641       188,443  SH         SOLE                            188,443
J & J SNACK FOODS CORP Total               C    466032109        1            19  SH         SOLE                                 19
KNIGHT CAP GROUP INC COM Total             C    499005106        1            78  SH         SOLE                                 78
MATTHEWS INTERNATIONAL CORPORATION -
    CLASS A COMMON STOCK Total             C    577128101        2            53  SH         SOLE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
    #BMG621851069 Total                    C    G62185106        1            53  SH         SOLE                                 53
MOTOROLA, INC. Total                       C    620076109        1           146  SH         SOLE                                146
NIKE INC CLASS B Total                     C    654106103        1            15  SH         SOLE                                 15
OPPENHEIMER VALUE FUND CLASS A Total       M    68380J303        5           310  SH         SOLE                                310
PLANTRONICS INC Total                      C    727493108        1            63  SH         SOLE                                 63
POWERSHARES DYNAMIC LARGE CAP
    VALUEPORTFOLIOTotal                  ETF    73935X708       30         2,065  SH         SOLE                              2,065
RADIANT SYSTEMS INC Total                  C    75025N102                     76  SH         SOLE                                 76
ROYAL BANK OF CANADA Total                 C    780087102        5           175  SH         SOLE                                175
SELECT SECTOR SPDR FD HEALTH CARE
    Total                                ETF    81369Y209      144         5,422  SH         SOLE                              5,422
SPDR LEHMAN INT'L TREASURY BOND
    ETFTotal                             ETF    78464A516   11,254       206,881  SH         SOLE                            206,881
ST SPDR SP BRIC 40 Total                 ETF    78463X798      235        16,516  SH         SOLE                             16,516
TEMPLETON GLOBAL INCOME FUND Total        CM    880198106        0             1  SH         SOLE                                  1
VAN KAMPEN AMERICAN FRANCHISE FUND
    CLASS A Total                          M    92114U855        8         1,023  SH         SOLE                              1,023
VANGUARD LARGE-CAP VIPERSTotal           ETF    922908637      725        17,803  SH         SOLE                             17,803
VISA INC COM CL A Total                    C    92826C839        4            85  SH         SOLE                                 85
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